Organization	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Organization

1. Organization

The Company is a global professional services firm that drives digitally-led innovation and runs digitally-enabled intelligent operations for its clients, guided by its experience running thousands of processes for hundreds of Fortune Global 500 clients.  The Company has over 78,000 employees serving clients in key industry verticals from more than 20 countries.

 The business of the Company was initially conducted through various entities and divisions of GE. The Company began operating independently in 2004 when GE spun off the Company’s operations. In August 2007, the Company completed an initial public offering of its common shares. In 2012, affiliates of Bain Capital Investors, LLC, or Bain Capital, and their co-investors acquired the majority of the remaining interests held by the Company’s initial investors. On each of August 18, 2017 and November 20, 2017, affiliates of Bain Capital and their co-investors sold 10,000,000 common shares of the Company in underwritten public offerings. The Company did not receive any proceeds from these offerings.

1. Organization

   The Company is a global professional services firm that drives digitally-led innovation and runs digitally-enabled intelligent operations for its clients, guided by its experience running thousands of processes for hundreds of Fortune Global 500 clients.  The Company has over 78,000 employees serving clients in key industry verticals from more than 20 countries.